Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000220379_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220379_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220379_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000079285_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000079285_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000079285_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000157958_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157958_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157958_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000157968_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157968_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157968_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000220389_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220389_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220389_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000177888_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177888_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177888_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000177881_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000177881_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000177881_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%
C000157964_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157964_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157964_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000079284_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000079284_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000079284_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000252925_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252925_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000252918_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252918_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000220391_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220391_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220391_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000250739_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250739_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000220390_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220390_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220390_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000079279_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000079279_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000079279_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000220387_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220387_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220387_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000252922_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252922_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000177883_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000177883_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000177883_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%
C000079286_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000079286_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000079286_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000220386_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220386_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220386_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000157965_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157965_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157965_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000079283_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000079283_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000079283_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000252921_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252921_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000177882_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000177882_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000177882_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%
C000144493_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000144493_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000144493_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000177887_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177887_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177887_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000252913_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252913_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000079287_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000079287_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000079287_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000252917_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000252917_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%
C000252923_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252923_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000220385_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000220385_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000220385_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.06%)
C000250737_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250737_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000252914_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000252914_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%
C000252924_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252924_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000157959_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000157959_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000157959_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000177889_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177889_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177889_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000079277_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000079277_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000079277_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000157966_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157966_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157966_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000157961_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000157961_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000157961_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000212330_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212330_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212330_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000177884_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000177884_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000177884_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%
C000220384_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000220384_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000220384_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.06%)
C000220381_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000220381_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000220381_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.06%)
C000220388_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220388_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220388_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000157967_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157967_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157967_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000220392_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220392_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220392_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000252915_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000252915_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%
C000212317_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212317_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212317_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000177878_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177878_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177878_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000177886_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177886_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177886_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000177885_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177885_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177885_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000157969_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157969_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157969_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000220383_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000220383_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000220383_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.06%)
C000212331_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212331_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212331_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000079278_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000079278_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000079278_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000250724_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250724_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000157962_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000157962_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000157962_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000177880_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177880_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177880_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000101225_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000101225_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000101225_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000252916_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000252916_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%
C000252912_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252912_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000177879_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000177879_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000177879_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000220380_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000220380_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000220380_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000157963_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000157963_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000157963_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000079281_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000079281_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000079281_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000252920_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252920_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000252919_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000252919_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000157957_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000157957_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000157957_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000079282_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000079282_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000079282_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000250738_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250738_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000220379_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%
C000220379_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000220379_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%
C000220379_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000220379_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000220379_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%
C000079285_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%
C000079285_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.52%
C000079285_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.36%
C000079285_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000079285_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000079285_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.45%
C000157958_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%
C000157958_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%
C000157958_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.74%
C000157958_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000157958_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000157958_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.75%
C000157968_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%
C000157968_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000157968_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.75%
C000157968_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000157968_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000157968_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.74%
C000220389_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.34%
C000220389_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.91%
C000220389_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%
C000220389_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000220389_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000220389_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%
C000177888_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.57%
C000177888_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000177888_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%
C000177888_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000177888_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000177888_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%
C000177881_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%
C000177881_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.02%
C000177881_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%
C000177881_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000177881_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000177881_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%
C000157964_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000157964_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%
C000157964_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000157964_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000157964_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000157964_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000079284_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%
C000079284_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%
C000079284_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000079284_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000079284_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000079284_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000252925_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%
C000252925_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%
C000252925_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000252925_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%
C000252918_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%
C000252918_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000252918_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000252918_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%
C000220391_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%
C000220391_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.36%
C000220391_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%
C000220391_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000220391_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000220391_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%
C000250739_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.72%
C000250739_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.74%
C000250739_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250739_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000220390_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.77%
C000220390_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000220390_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%
C000220390_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000220390_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000220390_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%
C000079279_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%
C000079279_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.75%
C000079279_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.93%
C000079279_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000079279_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000079279_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.05%
C000220387_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%
C000220387_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.59%
C000220387_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%
C000220387_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000220387_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000220387_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.11%
C000252922_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%
C000252922_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%
C000252922_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000252922_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000177883_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%
C000177883_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.09%
C000177883_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000177883_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000177883_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000177883_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000079286_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%
C000079286_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.57%
C000079286_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.56%
C000079286_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000079286_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000079286_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.64%
C000220386_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%
C000220386_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.94%
C000220386_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%
C000220386_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000220386_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000220386_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%
C000157965_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%
C000157965_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.57%
C000157965_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.41%
C000157965_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000157965_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000157965_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.45%
C000079283_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%
C000079283_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.30%
C000079283_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.73%
C000079283_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000079283_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000079283_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%
C000252921_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%
C000252921_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%
C000252921_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000252921_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%
C000177882_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%
C000177882_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.52%
C000177882_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%
C000177882_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000177882_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000177882_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%
C000144493_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%
C000144493_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.30%
C000144493_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.69%
C000144493_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000144493_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000144493_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.74%
C000177887_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%
C000177887_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%
C000177887_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%
C000177887_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000177887_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000177887_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000252913_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.79%
C000252913_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%
C000252913_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000252913_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%
C000079287_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.25%
C000079287_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.84%
C000079287_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000079287_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000079287_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000079287_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.52%
C000252917_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%
C000252917_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%
C000252917_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000252917_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%
C000252923_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%
C000252923_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%
C000252923_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000252923_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%
C000220385_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%
C000220385_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.36%
C000220385_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%
C000220385_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000220385_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000220385_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%
C000250737_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.58%
C000250737_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%
C000250737_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250737_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000252914_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%
C000252914_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%
C000252914_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000252914_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000252924_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%
C000252924_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%
C000252924_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000252924_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%
C000157959_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%
C000157959_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.81%
C000157959_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.98%
C000157959_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000157959_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000157959_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.05%
C000177889_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.07%
C000177889_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000177889_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%
C000177889_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000177889_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000177889_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%
C000079277_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%
C000079277_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.31%
C000079277_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.70%
C000079277_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000079277_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000079277_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.75%
C000157966_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.58%
C000157966_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%
C000157966_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.61%
C000157966_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000157966_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000157966_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.64%
C000157961_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000157961_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.24%
C000157961_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.24%
C000157961_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000157961_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000157961_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.31%
C000212330_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%
C000212330_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%
C000212330_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
C000212330_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000212330_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212330_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%
C000177884_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%
C000177884_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%
C000177884_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%
C000177884_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000177884_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000177884_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%
C000220384_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%
C000220384_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000220384_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%
C000220384_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000220384_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000220384_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000220381_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%
C000220381_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%
C000220381_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%
C000220381_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000220381_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000220381_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000220388_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%
C000220388_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.64%
C000220388_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%
C000220388_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000220388_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000220388_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%
C000157967_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%
C000157967_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%
C000157967_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.51%
C000157967_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000157967_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000157967_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.52%
C000220392_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%
C000220392_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000220392_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%
C000220392_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000220392_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000220392_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%
C000252915_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%
C000252915_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%
C000252915_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000252915_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%
C000212317_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000212317_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000212317_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%
C000212317_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000212317_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212317_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%
C000177878_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%
C000177878_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.78%
C000177878_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%
C000177878_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000177878_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000177878_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%
C000177886_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.67%
C000177886_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.96%
C000177886_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000177886_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000177886_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000177886_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%
C000177885_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%
C000177885_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.26%
C000177885_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000177885_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000177885_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000177885_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%
C000157969_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.70%
C000157969_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000157969_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.74%
C000157969_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000157969_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000157969_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.74%
C000220383_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%
C000220383_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.27%
C000220383_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%
C000220383_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000220383_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000220383_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%
C000212331_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%
C000212331_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.30%
C000212331_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%
C000212331_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000212331_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212331_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%
C000079278_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%
C000079278_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.30%
C000079278_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.70%
C000079278_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000079278_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000079278_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.75%
C000250724_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000250724_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.51%
C000250724_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250724_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000157962_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%
C000157962_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.80%
C000157962_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.07%
C000157962_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000157962_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000157962_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.13%
C000177880_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.03%
C000177880_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000177880_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%
C000177880_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000177880_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000177880_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%
C000101225_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%
C000101225_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.29%
C000101225_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.69%
C000101225_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000101225_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000101225_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.74%
C000252916_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%
C000252916_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%
C000252916_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000252916_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000252912_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.86%
C000252912_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%
C000252912_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000252912_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%
C000177879_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.08%
C000177879_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000177879_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
C000177879_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000177879_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000177879_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%
C000220380_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.79%
C000220380_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000220380_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%
C000220380_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000220380_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000220380_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%
C000157963_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%
C000157963_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%
C000157963_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.78%
C000157963_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000157963_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000157963_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%
C000079281_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%
C000079281_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.22%
C000079281_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.19%
C000079281_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000079281_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000079281_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.31%
C000252920_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.60%
C000252920_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%
C000252920_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000252920_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000252919_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%
C000252919_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%
C000252919_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000252919_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000157957_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%
C000157957_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%
C000157957_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.75%
C000157957_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000157957_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000157957_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.75%
C000079282_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%
C000079282_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.76%
C000079282_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.02%
C000079282_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000079282_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000079282_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.13%
C000250738_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%
C000250738_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.73%
C000250738_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250738_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%